                        SUPPLEMENT DATED JUNE 13, 2003 TO
                  COMBINED STATEMENT OF ADDITIONAL INFORMATION
                          FOR THE HARTFORD MUTUAL FUNDS
                               DATED MARCH 1, 2003
                          AS SUPPLEMENTED JUNE 2, 2003


                         THE HARTFORD MUTUAL FUNDS, INC.
                  CLASS A, CLASS B, CLASS C AND CLASS Y SHARES

                           THE HARTFORD ADVISERS FUND
                     THE HARTFORD CAPITAL APPRECIATION FUND
                      THE HARTFORD DIVIDEND AND GROWTH FUND
                             THE HARTFORD FOCUS FUND
                     THE HARTFORD GLOBAL COMMUNICATIONS FUND
                   THE HARTFORD GLOBAL FINANCIAL SERVICES FUND
                         THE HARTFORD GLOBAL HEALTH FUND
                        THE HARTFORD GLOBAL LEADERS FUND
                       THE HARTFORD GLOBAL TECHNOLOGY FUND
                       THE HARTFORD GROWTH AND INCOME FUND
                          THE HARTFORD HIGH YIELD FUND
                            THE HARTFORD INCOME FUND
                        THE HARTFORD INFLATION PLUS FUND
              THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND
                  THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
                  THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
                            THE HARTFORD MIDCAP FUND
                         THE HARTFORD MIDCAP VALUE FUND
                         THE HARTFORD MONEY MARKET FUND
                        THE HARTFORD SHORT DURATION FUND
                         THE HARTFORD SMALL COMPANY FUND
                             THE HARTFORD STOCK FUND
                      THE HARTFORD TAX-FREE CALIFORNIA FUND
                       THE HARTFORD TAX-FREE NEW YORK FUND
         THE HARTFORD TOTAL RETURN BOND FUND (formerly The Hartford Bond
                             Income Strategy Fund)
                             THE HARTFORD VALUE FUND

                       THE HARTFORD MUTUAL FUNDS II, INC.
                  CLASS A, CLASS B, CLASS C, CLASS E, CLASS H,
                 CLASS L, CLASS M, CLASS N, CLASS Y AND CLASS Z

                            THE HARTFORD GROWTH FUND
                     THE HARTFORD GROWTH OPPORTUNITIES FUND
                        THE HARTFORD SMALLCAP GROWTH FUND
                      THE HARTFORD TAX-FREE MINNESOTA FUND
                       THE HARTFORD TAX-FREE NATIONAL FUND
                  THE HARTFORD U.S. GOVERNMENT SECURITIES FUND
                      THE HARTFORD VALUE OPPORTUNITIES FUND

THE TABLE ENTITLED "NON-INTERESTED DIRECTORS" UNDER THE HEADING "FUND MANAGEMENT" ON PAGES 47-48 IS DELETED IN ITS ENTIRETY AND REPLACED BY THE
FOLLOWING:

NON-INTERESTED DIRECTORS

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                                             TERM OF                                   NUMBER OF
                                             OFFICE*                                   PORTFOLIOS
                                             AND                                        IN FUND
                                 POSITION    LENGTH                                     COMPLEX           OTHER
                                HELD WITH    OF TIME      PRINCIPAL OCCUPATION(S)     OVERSEEN BY     DIRECTORSHIPS
    NAME, AGE AND ADDRESS      THE COMPANY    SERVED        DURING PAST 5 YEARS         DIRECTOR     HELD BY DIRECTOR
---------------------------------------------------------------------------------------------------------------------
LYNN BIRDSONG                  Director      Since      From 1979 to 2002, Mr.             70              N/A
(age 56)                                     2003       Birdsong was a managing
c/o Hartford Mutual Funds                               director of Zurich Scudder
P.O. Box 2999                                           Investments, an investment
Hartford, CT 06104-2999                                 management firm.  In 2003,
                                                        Mr. Birdsong became an
                                                        independent director of the
                                                        Atlantic Whitehall Funds
                                                        and The Japan Fund; during
                                                        his employment with
                                                        Scudder, he was an
                                                        interested director of The
                                                        Japan Fund.  Since 1981,
                                                        Mr. Birdsong has been a
                                                        partner in Birdsong
                                                        Company, an advertising
                                                        specialty firm.

WINIFRED ELLEN COLEMAN         Director      Since      Ms. Coleman has served as          70              N/A
(age 70)                                     1996       President of Saint Joseph
c/o Hartford Mutual Funds                               College since 1991 and
P.O. Box 2999                                           President of Cashel House,
Hartford, CT 06104-2999                                 Ltd. (retail) since 1985.

DR. ROBERT M. GAVIN            Director      Since      Dr. Gavin is an educational        70       Dr. Gavin is a
(age 62)                                     2002       consultant. Prior to                        Director of
c/o Hartford Mutual Funds                               September 1, 2001, he was                   Systems &
P.O. Box 2999                                           President of Cranbrook                      Computer
Hartford, CT 06104-2999                                 Education Community and                     Technology
                                                        prior to July 1996 he was                   Corporation.
                                                        President of Macalester
                                                        College, St. Paul,
                                                        Minnesota.
DUANE E. HILL                  Director      Since      Mr. Hill is Partner                70              N/A
(age 57)                                     2001       Emeritus and a founding
c/o Hartford Mutual Funds                               partner of TSG Capital
P.O. Box 2999                                           Group, a private equity
Hartford, CT 06104-2999                                 investment firm that serves
                                                        as sponsor and lead
                                                        investor in leveraged
                                                        buyouts of middle market
                                                        companies. Mr. Hill is also
                                                        a Partner of

---------------------------------------------------------------------------------------------------------------------
                                             TERM OF                                   NUMBER OF
                                             OFFICE*                                   PORTFOLIOS
                                             AND                                        IN FUND
                                 POSITION    LENGTH                                     COMPLEX           OTHER
                                HELD WITH    OF TIME      PRINCIPAL OCCUPATION(S)     OVERSEEN BY     DIRECTORSHIPS
    NAME, AGE AND ADDRESS      THE COMPANY    SERVED        DURING PAST 5 YEARS         DIRECTOR     HELD BY DIRECTOR
---------------------------------------------------------------------------------------------------------------------
                                                        TSG Ventures L.P., a
                                                        private equity
                                                        investment company that
                                                        invests primarily in
                                                        minority-owned small
                                                        businesses.

PHILLIP O. PETERSON            Director      Since      Mr. Peterson is a mutual           70              N/A
(age 58)                                     2002       fund industry consultant.
c/o Hartford Mutual Funds                               He was a Partner of KPMG
P.O. Box 2999                                           LLP, until July, 1999.
Hartford, CT 06104-2999

MILLARD HANDLEY PRYOR, JR.     Director      Since      Mr. Pryor has served as            70       Mr. Pryor is a
(age 69)                                     1996       Managing Director of Pryor                  Director of
c/o Hartford Mutual Funds                               & Clark Company (real                       Infodata Systems,
P.O. Box 2999                                           estate investment),                         Inc. (software
Hartford, CT 06104-2999                                 Hartford, CT, since June,                   company),
                                                        1992.                                       CompuDyne
                                                                                                    Corporation
                                                                                                    (security
                                                                                                    products and
                                                                                                    services) and
                                                                                                    Corcap, Inc.


* Term of Office: Each director may serve until his or her successor is elected and qualifies.